Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating leases

December 31, 2025

2026	$268,275
2027	104,725
Total undiscounted lease payments	$373,000
Less imputed interest	9,172
Total lease liabilities	$363,828